(18) BORROWINGS (Details 3)	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfBorrowingsLineItems [Line Items]
% of debt	100.00%	100.00%
Others [Member]
DisclosureOfBorrowingsLineItems [Line Items]
% of debt	11.70%	8.90%
TJLP And TLP [Member]
DisclosureOfBorrowingsLineItems [Line Items]
% of debt	26.00%	38.00%
TJLP And TLP [Member] | Bottom Of Range [member]
DisclosureOfBorrowingsLineItems [Line Items]
Accumulated variation	6.30%	6.72%
TJLP And TLP [Member] | Top of range [member]
DisclosureOfBorrowingsLineItems [Line Items]
Accumulated variation	7.69%	7.42%
CDI [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Accumulated variation	5.97%	6.40%
% of debt	62.10%	52.60%
IGP-M [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Accumulated variation	7.30%	7.54%
% of debt	0.20%	0.50%